CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $)	Total USD ($)	Series A Preferred Stock USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Series B Preferred Stock USD ($)	Director USD ($)	Director Series A Preferred Stock USD ($)	Director Common Stock USD ($)	Director Additional Paid-in Capital USD ($)	cash, net of cash fees USD ($)	cash, net of cash fees Common Stock USD ($)	cash, net of cash fees Additional Paid-in Capital USD ($)	Debt USD ($)	Debt Common Stock USD ($)	Debt Additional Paid-in Capital USD ($)	Financing fees USD ($)	Financing fees Common Stock USD ($)	Financing fees Additional Paid-in Capital USD ($)	Extensions of Debt USD ($)	Extensions of Debt Common Stock USD ($)	Extensions of Debt Additional Paid-in Capital USD ($)	Accrued interest USD ($)	Accrued interest Common Stock USD ($)	Accrued interest Additional Paid-in Capital USD ($)	Services USD ($)	Services Common Stock USD ($)	Services Additional Paid-in Capital USD ($)	Trade payables USD ($)	Trade payables Common Stock USD ($)	Trade payables Additional Paid-in Capital USD ($)	Patent USD ($)	Patent Common Stock USD ($)	Patent Additional Paid-in Capital USD ($)	Conversion of Series B Preferred Stock Common Stock USD ($)	Conversion of Series B Preferred Stock Additional Paid-in Capital USD ($)	Conversion of Series B Preferred Stock Series B Preferred Stock USD ($)	Settlement of Debt obligation USD ($)	Settlement of Debt obligation Common Stock USD ($)	Settlement of Debt obligation Additional Paid-in Capital USD ($)	litigation settlement USD ($)	litigation settlement Common Stock USD ($)	litigation settlement Additional Paid-in Capital USD ($)	Employees as compensation and reimbursable expenses USD ($)	Employees as compensation and reimbursable expenses Common Stock USD ($)	Employees as compensation and reimbursable expenses Additional Paid-in Capital USD ($)	pro forma Common Stock
Beginning Balance at Dec. 31, 2008	$ (2,752,263)		$ 33,378	$ 13,821,132	$ (16,606,773)
Beginning Balance (in shares) at Dec. 31, 2008			333,783,072
Issuance of Series B Preferred Stock (in shares)						500,000
Issuance of Series B Preferred Stock	275,000			274,950		50
Equity awarded for compensation and contingent compensation (in shares)			87,500,000
Equity awarded for compensation and contingent compensation	182,400		8,750	173,650
Deemed dividend on Series B Preferred Stock	(985,000)			985,000	(985,000)
Common stock cancelled (In shares)			(250,000)
Common stock cancelled			(25)	25
Net loss	(2,439,851)				(2,439,851)
After the March 21, 2011, 200-to-1 reverse stock split:
Common stock and warrants issued (in shares)																											31,900,000
Common stock and warrants issued																										290,200	3,190	287,010
Common stock issued (in shares)												714,673,394			246,859,885									161,874,249			17,000,000						250,000,000		50,000,000		(500,000)
Common stock issued											1,066,000	71,467	994,533	157,750	24,686	133,064							286,444	16,187	270,257		1,700	(1,700)				1,875,000	25,000	1,850,000	5,000	(4,950)	(50)
Ending Balance at Dec. 31, 2009	(1,059,320)		189,334	18,782,970	(20,031,624)
Ending Balance (in shares) at Dec. 31, 2009			1,893,340,600
Common stock cancelled (In shares)			(33,333,333)
Common stock cancelled	(200,000)		(3,333)	(196,667)
Conversion of convertible debentures and accrued interest into common stock (in shares)			52,302,696
Conversion of convertible debentures and accrued interest into common stock	233,550		5,230	228,320
Warrants recorded as contingent compensation	253,308			253,308
Reclassification of contracts to derivative liabilities due to commitment to issue shares in excess of amount authorized	(356,806)			(356,806)
Beneficial conversion features	606,400			606,400
Net loss	(7,040,767)				(7,040,767)
After the March 21, 2011, 200-to-1 reverse stock split:
Common stock and warrants issued (in shares)																											42,021,649
Common stock and warrants issued																										456,310	4,203	452,107
Common stock issued (in shares)									40,000,000			27,686,567			37,000,000																								63,013,452			8,000,000			15,201,048
Common stock issued							400,000		4,000	396,000	128,200	2,769	125,431	143,963	3,700	140,263																						459,998	6,301	453,697	68,000	800	67,200	178,000	1,520	176,480
Ending Balance at Dec. 31, 2010	(5,729,164)		214,524	21,128,703	(27,072,391)
Ending Balance (in shares) at Dec. 31, 2010			2,145,232,679																																												10,726,163
Adjustment for 200-to-1 reverse common stock split			(213,451)	213,451
Conversion of convertible debentures and accrued interest into common stock (in shares)			1,268,077
Conversion of convertible debentures and accrued interest into common stock	331,868		127	331,741
Warrants recorded as contingent compensation	80,478			80,478
Common stock options awarded as compensation for past services	1,691,126			1,691,126
Beneficial conversion features	258,328			258,328
Net loss	(6,142,744)				(6,142,744)
After the March 21, 2011, 200-to-1 reverse stock split:
Issuance of preferred stock to directors (in shares)								50,000
Issuance of preferred stock to directors							12,800	5		12,795
Common stock and warrants issued (in shares)												257,424			45,000			20,000			295,000						1,449,414
Common stock and warrants issued											110,000	26	109,974	150,327	4	150,323	117,589	2	117,587	357,320	30	357,290				549,916	145	549,771
Common stock issued (in shares)																								213,638						390,000
Common stock issued																							65,870	21	65,849				244,800	39	244,761
Ending Balance at Jun. 30, 2011	$ (7,901,486)	$ 5	$ 1,467	$ 25,312,177	$ (33,215,135)
Ending Balance (in shares) at Jun. 30, 2011		50,000	14,664,993